Right-of-use assets and lease liabilities - Right-of-Use Assets and Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Right of use assets
Opening balance, November 1, 2023	$ 30,643
Net additions	16,031
Terminations	(596)
Impairment loss	0
Depreciation expense for the period	(9,553)
Balance, October 31, 2024	36,525
Lease Liabilities
Opening balance, November 1, 2023	35,037
Additions	13,856
Terminations	(145)
Foreign currency translation	193
Payments made in the year	(11,705)
Accretion expense for the year end	3,357
Balance, October 31, 2024	40,207
Less current portion	(8,816)	$ (7,214)
Non-current	$ 31,391	$ 27,823